Public Offering	5 Months Ended	8 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Decarbonization Plus Acquisition Corporation Iii
Public Offering

Note 3 — Public Offering

Pursuant to the Initial Public Offering, the Company sold 35,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 8).

Note 4 — Public Offering

Pursuant to the Initial Public Offering, the Company sold 35,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (each whole redeemable warrant included in the Units, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).